Schedule of Compensation Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued - Compensation Options		700,000	[1]	1,037,977	[2]
Weighted Average exercise price, Compensation Options Issued		$ 0.15	[1]	$ 0.34	[2]
Number of stock options, beginning	9,320,636	9,053,136		8,015,159
Weighted average exercise price beginning balance	$ 0.51	$ 0.58		$ 0.62
Number of stock options, ending	9,320,636	9,320,636		9,053,136		8,015,159
Weighted average exercise price ending balance	$ 0.51	$ 0.51		$ 0.58		$ 0.62
Compensation Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued - Compensation Options	2,070,258	1,879,892		351,000		3,239,907
Weighted Average exercise price, Compensation Options Issued	$ 0.12	$ 0.30		$ 0.40		$ 0.35
Number of stock options, beginning	5,470,799	3,590,907		3,239,907
Weighted average exercise price beginning balance	$ 0.34	$ 0.35		$ 0.35
Number of stock options, ending	7,541,057	5,470,799		3,590,907		3,239,907
Weighted average exercise price ending balance	$ 0.28	$ 0.34		$ 0.35		$ 0.35

[1]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).
[2]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the year ended December 31, 2022 ($204,213 for the year ended December 31, 2021) which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).